IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 30, 2017 CAD ($)	Oct. 30, 2017 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 170		$ 225
Increase (decrease) in present value of shareholders' equity	(396)		(354)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(246)		(289)
Increase (decrease) in present value of shareholders' equity	$ 316		$ 276
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 32		$ 58
Increase (decrease) in present value of shareholders' equity		(230)		(84)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		58		(118)
Increase (decrease) in present value of shareholders' equity		$ 269		$ (6)